Other receivables and assets	3 Months Ended
Mar. 31, 2026
Trade and other receivables [abstract]
Other receivables and assets	Other receivables and assets
Other receivables and assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025	AS OF MARCH 31, 2026
OTHER RECEIVABLES AND ASSETS
Research tax credit ("CIR")	—	1,139
Prepaid expenses	625	581
Total non-current other receivables and assets	625	1,720
Research tax credit ("CIR")	3,196	3,196
VAT receivables	6,870	7,423
Prepaid expenses	2,649	2,958
Employee-related receivables	429	190
Total current other receivables and assets	13,144	13,766
Other receivables and assets	13,769	15,486
Research tax credit (“CIR”)
The CIR is recognized as Other Operating Income in the year to which the eligible research expense relates. The Group received the payment for the CIR for the 2024 tax year of €5,640 thousand in June 2025 and expects to receive the CIR for the 2025 year of €3,196 thousand in the second half of 2026. The additional CIR of €1,139 thousand recorded over the three-month period ended March 31,
2026 relates to research expenses incurred during the period.

Prepaid expenses
Prepaid expenses as of March 31, 2026 include prepaid expenses related to CRO contracts for an amount of €961 thousand (see Note
9) and other expenses from various suppliers amounting to €2,577 thousand.